Investments - Net Realized Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 5,491	$ 624	$ 263
Net other-than-temporary impairment losses recognized in earnings	(49)	(94)	0
Total net realized gains	5,442	530	263
Fixed maturity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	4,371	354	248
Equity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	402	4	3
Net other-than-temporary impairment losses recognized in earnings	(49)	(94)	0
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	718	$ 266	$ 12
Assurant Employee Benefits
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 5,265